FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Interest earned on the Trust Account	$ 1,511,689
Amount withdrawn for redemption of shares	102,900,344
US Mutual Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
U.S. Mutual Funds Held in Trust Account	$ 16,978,160	$ 118,377,460